Dec. 31, 2022
T. Rowe Price Limited-Term Bond Portfolio
Supplement to Prospectuses and Summary Prospectuses dated May 1, 2023

At a meeting held on October 23, 2023, the fund’s Board of Directors approved an amendment to the fund’s investment management agreement to change the fund’s fee structure from an all-inclusive fee structure to one where the management fee covers only investment management and other specified services, but operating expenses (including payments for administrative services) are borne by the fund, effective May 1, 2024 (the “Fee Restructure”).

In addition, because the management fee and operating expenses may fluctuate under the Fee Restructure, the fund’s Board of Directors approved implementing an indefinite contractual total expense limitation at the level of the fund’s current all-inclusive fee rate (including any management fee waivers), excluding interest, taxes, brokerage and other transaction costs, and nonrecurring and extraordinary expenses (expenses currently excluded from the fund’s all-inclusive fee rate).

As a result, the fund will be subject to the same or lower total expenses relative to the all-inclusive fee rate (including any management fee waivers) to which it is subject today.

The summary prospectus and prospectus will be updated to reflect these changes on or about May 1, 2024.